As filed with the Securities and Exchange Commission on March 22, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

                       Post-Effective Amendment No.             154

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

                           Amendment No.                                     155

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:    (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act; and Transamerica Funds has duly caused this Post-Effective Amendment No. 154 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 19th day of March, 2012.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 154 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	March 19, 2012

/s/ Sandra N. Bane	Trustee	March 19, 2012
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	March 19, 2012
Leo J. Hill*

/s/ David W. Jennings	Trustee	March 19, 2012
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	March 19, 2012
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	March 19, 2012
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	March 19, 2012
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	March 19, 2012
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	March 19, 2012
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	March 19, 2012
John W. Waechter*

/s/ Alan F. Warrick	Trustee	March 19, 2012
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and	March 19, 2012
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		March 19, 2012
* By: Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 154 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibits	Description of Exhibits

XBRL Instance Document		EX-101.INS
XBRL Taxonomy Calculation Linkbase Document		EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document		EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document		EX-101.LAB
XBRL Taxonomy Extension Schema Document		EX-101.SCH
XBRL Taxonomy Presentation Linkbase Document		EX-101.PRE